Cover	Oct. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2026
Entity File Number	001-36338
Entity Registrant Name	22nd Century Group, Inc.
Entity Central Index Key	0001347858
Entity Tax Identification Number	98-0468420
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	321 Farmington Road
Entity Address, City or Town	Mocksville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27028
City Area Code	(716)
Local Phone Number	270-1523
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	XXII
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false